December 13, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust V

Ladies and Gentlemen:

        We are transmitting Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Nuveen Investment Trust V (the “Registrant”) for electronic filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940. This Amendment relates to the Nuveen Preferred Securities Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

Very truly yours, NUVEEN INVESTMENT TRUST V

By:	/S/ JESSICA R. DROEGER
Jessica R. Droeger Vice President

Enclosure